INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marine Exhaust segment
Other intangible assets
Additions from business combinations		$ 1.8
Software
Other intangible assets
Amortization period	3 years
Scrubber test facility
Other intangible assets
Amortization period	2 years
Customer list
Other intangible assets
Amortization period	7 years